Incentive Plans (Narrative) (Details)		12 Months Ended			16 Months Ended
	Feb. 11, 2014 $ / shares	Dec. 31, 2014 USD ($) item shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) shares	Dec. 31, 2014 USD ($) item shares	Feb. 12, 2014 shares	Aug. 30, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share based compensation plans | item		2			2
Shares granted		127,400	625,101
Cash received from options exercised | $		$ 581,000	$ 0	$ 0
Total income tax benefits realized from tax deductions related to stock option exercises under share-based payment arrangements | $		470,000
Related income tax benefit recognized in income | $		3,652,000	$ 3,287,000	$ 2,946,000
Unrecognized compensation cost related to stock option awards | $		$ 13,471,000			$ 13,471,000
Unrecognized compensation cost related to stock option awards, weighted average period for recognition		2 years 8 months 12 days
Stock options vested			0	0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		2 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
2013 Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for incentive plan						5,500,000	10,000,000
Maximum number of shares per employee		1,000,000
Maximum amount payable | $		$ 5,000,000
Shares granted					1,276,548
Shares available for grant		4,280,895			4,280,895
2013 Stock Plan For Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for incentive plan		500,000			500,000
Restricted stock units issued		50,850
Award vesting period		3 years
Shares available for grant		449,150			449,150
2013 Stock Plan For Non-Employee Directors [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units issued		22,437	28,413
MUSA 2013 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option term		7 years
Restricted stock units issued		93,025	352,522
MUSA 2013 Plan [Member] | Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		3 years
MUSA 2013 Plan [Member] | Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units issued		78,500
MUSA 2013 Plan [Member] | Return On Average Capital Employed Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units issued, weighted average grant date fair value | $ / shares	$ 39.46
Award vesting period		3 years
MUSA 2013 Plan [Member] | Total Shareholder Return Performance Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units issued, weighted average grant date fair value | $ / shares	$ 43.41
Award vesting period		3 years
Number of companies in total shareholder return peer comparison group | item		17			17
Murphy Oil [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		2 years
Minimum grant date fair value of options replaced | $ / shares			$ 32.53
Maximum grant date fair value of options replaced | $ / shares			$ 40.25
Related income tax benefit recognized in income | $		$ 0	$ 625,000	$ 1,851,000